Expenses by Nature - Summary of Expenses by Nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [abstract]
Personnel expenses (Note 25)	R$ 421,240	R$ 336,902	R$ 146,001
Financial expenses	301,065	237,094	244,676
Transaction and client services costs	163,561	126,870	82,837
Depreciation and amortization	92,333	54,584	40,925
Third parties services	42,875	32,932	19,014
Marketing expenses and sales commissions	40,890	26,521	24,638
Facilities expenses	34,095	26,066	14,447
Travel expenses	19,414	12,943	5,439
Other	20,924	8,061	11,223
Total expenses	R$ 1,136,397	R$ 861,973	R$ 589,200